As filed with the Securities and Exchange Commission on June 30, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: April 14, 2015 – May 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND

SEMI-ANNUAL REPORT

MAY 31, 2015
(Unaudited)

EXCEED
INVESTMENTS

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2015

 AFA
Shares	Security Description	Value

Investment Companies (a) - 85.7%
17,506	iShares 1-3 Year Credit Bond ETF	$1,847,058
36,200	SPDR Barclays Short Term Corporate Bond ETF	1,109,892
Total Investment Companies (Cost $2,962,180)		2,956,950
Money Market Funds - 8.5%
291,280	Invesco STIC Prime Portfolio, Institutional Class, 0.07% (b) (Cost $291,280)	291,280

Contracts	Security Description	Strike Price	Exp. Date	Value

Purchased Options - 9.5%
Call Options Purchased - 8.3%
29	SPDR S&P 500 ETF	$196.00	07/15	45,892
11	SPDR S&P 500 ETF	195.00	07/15	18,441
5	SPDR S&P 500 ETF	189.00	09/15	11,653
5	SPDR S&P 500 ETF	188.00	09/15	12,113
2	SPDR S&P 500 ETF	189.00	10/15	4,690
2	SPDR S&P 500 ETF	188.00	10/15	4,871
19	SPDR S&P 500 ETF	190.00	12/15	45,191
8	SPDR S&P 500 ETF	185.00	12/15	22,492
6	SPDR S&P 500 ETF	205.00	01/16	7,578
12	SPDR S&P 500 ETF	200.00	01/16	19,620
3	SPDR S&P 500 ETF	210.00	03/16	3,251
16	SPDR S&P 500 ETF	205.00	03/16	22,424
15	SPDR S&P 500 ETF	200.00	03/16	26,400
8	SPDR S&P 500 ETF	210.00	06/16	10,208
20	SPDR S&P 500 ETF	205.00	06/16	32,060
Total Call Options Purchased (Premiums Paid $293,692)				286,884

Put Options Purchased - 1.2%
27	SPDR S&P 500 ETF	172.00	07/15	324
13	SPDR S&P 500 ETF	171.00	07/15	156
9	SPDR S&P 500 ETF	165.00	09/15	414
5	SPDR S&P 500 ETF	165.00	10/15	288
27	SPDR S&P 500 ETF	165.00	12/15	3,861
5	SPDR S&P 500 ETF	180.00	01/16	1,580
13	SPDR S&P 500 ETF	175.00	01/16	3,432
2	SPDR S&P 500 ETF	185.00	03/16	1,046
16	SPDR S&P 500 ETF	180.00	03/16	6,944
16	SPDR S&P 500 ETF	175.00	03/16	5,984
3	SPDR S&P 500 ETF	185.00	06/16	2,161
25	SPDR S&P 500 ETF	180.00	06/16	15,175
Total Put Options Purchased (Premiums Paid $53,140)				41,365
Total Purchased Options (Premiums Paid $346,832)				328,249
Total Investments in Securities - 103.7% (Cost $3,600,292)*				3,576,479

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (4.2)%

Call Options Written - (1.3)%
(1)	SPDR S&P 500 ETF	$230.00	07/15	$(2)
(39)	SPDR S&P 500 ETF	225.00	07/15	(195)
(10)	SPDR S&P 500 ETF	208.00	09/15	(7,750)
(4)	SPDR S&P 500 ETF	208.00	10/15	(3,214)
(12)	SPDR S&P 500 ETF	225.00	12/15	(2,376)

Contracts	Security Description	Strike Price	Exp. Date	Value

(15)	SPDR S&P 500 ETF	$210.00	12/15	$(13,155)
(7)	SPDR S&P 500 ETF	230.00	01/16	(840)
(11)	SPDR S&P 500 ETF	225.00	01/16	(2,695)
(3)	SPDR S&P 500 ETF	235.00	03/16	(390)
(31)	SPDR S&P 500 ETF	230.00	03/16	(7,099)
(5)	SPDR S&P 500 ETF	240.00	06/16	(755)
(23)	SPDR S&P 500 ETF	235.00	06/16	(5,578)
Total Call Options Written (Premiums Received $(51,753))				(44,049)

Put Options Written - (2.9)%
(29)	SPDR S&P 500 ETF	196.00	07/15	(2,726)
(11)	SPDR S&P 500 ETF	195.00	07/15	(918)
(4)	SPDR S&P 500 ETF	189.00	09/15	(744)
(5)	SPDR S&P 500 ETF	188.00	09/15	(877)
(3)	SPDR S&P 500 ETF	189.00	10/15	(644)
(2)	SPDR S&P 500 ETF	188.00	10/15	(400)
(19)	SPDR S&P 500 ETF	190.00	12/15	(7,980)
(8)	SPDR S&P 500 ETF	185.00	12/15	(2,720)
(6)	SPDR S&P 500 ETF	205.00	01/16	(5,094)
(12)	SPDR S&P 500 ETF	200.00	01/16	(8,400)
(3)	SPDR S&P 500 ETF	210.00	03/16	(3,744)
(16)	SPDR S&P 500 ETF	205.00	03/16	(16,592)
(15)	SPDR S&P 500 ETF	200.00	03/16	(13,125)
(8)	SPDR S&P 500 ETF	210.00	06/16	(11,872)
(20)	SPDR S&P 500 ETF	205.00	06/16	(25,300)
Total Put Options Written (Premiums Received $(120,777))				(101,136)
Total Written Options - (4.2)% (Premiums Received $(172,530))*				$(145,185)
Other Assets & Liabilities, Net – 0.5%				17,439
Net Assets – 100.0%				$3,448,733

ETF	Exchange Traded Fund
(a)	All or a portion of these securities are pledged as collateral for written options.
(b)	Variable rate security. Rate presented is as of May 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$27,422
Gross Unrealized Depreciation	(23,890)
Net Unrealized Appreciation	$3,532

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

See Notes to Financial Statements.                              1

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2015

Valuation Inputs	Investments in Securities	Other Financial Instruments**

Level 1 - Quoted Prices	$3,079,879	$(101,285)
Level 2 - Other Significant Observable Inputs	496,600	(43,900)
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,576,479	$(145,185)

**Other Financial Instruments are derivative instruments not reflected in the Total Investments In Securities, such as written options, which are valued at their market value at period end.

The Level 1 value displayed in the Investments in Securities column of this table includes Investment Companies and Purchased Options. The Level 2 value displayed in the Investments In Securities column of this table includes a Money Market Fund and Purchased Options. Refer to this Schedule of Investments for a further breakout of each security by type.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2015.

AFA
PORTFOLIO HOLDINGS
% of Net Assets
Investment Companies	85.7%
Money Market Funds	8.5%
Purchased Options	9.5%
Written Options	(4.2)%
Other Assets & Liabilities	0.5%
100.0%
AFA

See Notes to Financial Statements.                                                 2

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
STATEMENT OF ASSETS & LIABILITIES
MAY 31, 2015

ASSETS
Total investments, at value (Cost $3,600,292)	$3,576,479
Receivables:
Fund shares sold	102,000
Dividends	14
From investment advisor	7,703
Prepaid expenses	18,774
Deferred offering costs	82,540
Total Assets	3,787,510

LIABILITIES
Call options written, at value (Premiums received $51,753)	44,049
Put options written, at value (Premiums received $120,777)	101,136
Payables:
Due to custodian	174,737
Accrued Liabilities:
Trustees’ fees and expenses	18
Fund services fees	17,983
Other expenses	854
Total Liabilities	338,777

NET ASSETS	$3,448,733

COMPONENTS OF NET ASSETS
Paid-in capital	$3,447,003
Accumulated net investment loss	(1,802)
Net unrealized appreciation	3,532
NET ASSETS	$3,448,733

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares	132,123
Institutional Shares	212,186

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $1,322,975)	$10.01
Institutional Shares (based on net assets of $2,125,758)	$10.02
*	Shares redeemed or exchanged within 30 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.                                                   3

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MAY 31, 2015*

INVESTMENT INCOME
Dividend income	$2,769
Total Investment Income	2,769
Advisor
EXPENSES
Investment advisor fees	3,160
Fund services fees	34,848
Transfer agent fees:
Investor Shares	601
Institutional Shares	167
Distribution fees:
Investor Shares	320
Custodian fees	1,421
Registration fees:
Investor Shares	271
Institutional Shares	147
Professional fees	10,967
Trustees' fees and expenses	16
Offering costs:
Investor Shares	8,567
Institutional Shares	11,159
Interest expense	38	0
Miscellaneous expenses	6,025
Total Expenses	77,707
Fees waived and expenses reimbursed	(73,136)
Net Expenses	4,571

NET INVESTMENT LOSS	(1,802)
NET UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation):
Investments	(23,813)
Written options	27,345
NET UNREALIZED GAIN	3,532
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,730

* Commencement of operations was April 14, 2015.

See Notes to Financial Statements.                                                   4

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS

April 14, 2015* through May 31, 2015
OPERATIONS
Net investment loss	$(1,802)
Net change in unrealized appreciation (depreciation)	3,532
Increase in Net Assets Resulting from Operations	1,730

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	1,321,110
Institutional Shares	2,145,693
Redemption of shares:
2	Institutional Shares	(20,000)
Redemption fees	200
Increase in Net Assets from Capital Share Transactions	3,447,003
Increase in Net Assets	3,448,733

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$3,448,733

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	132,123
Institutional Shares	214,182
Redemption of shares:
Institutional Shares	(1,996)
Increase in Shares	344,309

(a)	Accumulated net investment loss	$(1,802)
*	Commencement of operations.

See Notes to Financial Statements.                                                   5

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	April 14, 2015 (a) through May 31, 2015
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.01)
Net unrealized gain (loss)	0.02
Total from Investment Operations	0.01
NET ASSET VALUE, End of Period	$10.01
TOTAL RETURN	0.10	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$1,323
Ratios to Average Net Assets:
Net investment loss	(0.72	)%(d)
Net expenses	1.46	%(d)
Interest expenses	0.01	%(d)
Net expenses without interest expenses	1.45	%(d)
Gross expenses (e)	24.61	%(d)
PORTFOLIO TURNOVER RATE	0	%(c)

INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.01)
Net unrealized gain (loss)	0.03
Total from Investment Operations	0.02
NET ASSET VALUE, End of Period	$10.02
TOTAL RETURN	0.20	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$2,126
Ratios to Average Net Assets:
Net investment loss	(0.39	)%(d)
Net expenses	1.21	%(d)
Interest expenses	0.01	%(d)
Net expenses without interest expenses	1.20	%(d)
Gross expenses (e)	20.71	%(d)
PORTFOLIO TURNOVER RATE	0	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                                                   6

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2015

Note 1. Organization

The Exceed Structured Shield Index Strategy Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. Each class commenced operations on April 14, 2015. The Fund’s investment objective is to track, before fees and expenses, the performance of the NASDAQ Exceed Structured Protection Index.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the advisor believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value ("NAV") than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2015

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of May 31, 2015, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

The values of each individual purchased option outstanding as of May 31, 2015, are disclosed in the Fund’s Schedule of Investments.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of May 31, 2015, are disclosed in the Fund’s Schedule of Investments.

	Calls		Puts
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Options Outstanding, April 14, 2015	-	$-	-	$-
Options written	(161)	(51,753)	(161)	(120,777)
Options terminated in closing transactions	-	-	-	-
Options exercised	-	-	-	-
Options expired	-	-	-	-
Options Outstanding, May 31, 2015	(161)	$(51,753)	(161)	$(120,777)

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2015

tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of May 31, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

The Fund’s class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Redemption Fees – A shareholder who redeems or exchanges shares within 30 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Offering Costs – Offering costs for the Fund of $102,266 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Note 3. Fees and Expenses

Investment Advisor – Exceed Advisory LLC (the “Advisor”) is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee from the Fund at an annual rate of 0.90% of the Fund’s average daily net assets.

The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets, is paid by the Advisor.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $50,000 for service to the Trust ($66,000 for the Chairman). The Vice Chairman and Audit Committee Chairman receive an additional $6,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2015

terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Advisor has contractually agreed to waive a portion of its fees and reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend on short sales, acquired fund fees and expenses, and extraordinary expenses) of Investor Shares to 1.45%, and Institutional Shares to 1.20% through at least April 1, 2017. Other fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may be changed or eliminated at any time with the consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the period April 14, 2015, through May 31, 2015, fees waived and expenses reimbursed were as follows:

Investment Advisory Fees Waived	Expenses Reimbursed by Advisor	Other Waivers	Total Fees Waived and Expenses Reimbursed
$3,160	$57,649	$12,327	$73,136

The Fund may repay the Advisor for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fees waived or expense reimbursement and the resulting expenses do not exceed the expense caps. As of May 31, 2015, the amount of waived fees and reimbursed expenses subject to recapture by the Advisor are as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
May 31, 2015	$60,809	November 30, 2018	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended May 31, 2015, were $3,026,939 and $0, respectively.

Note 6. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor. The notional value of activity for the period ended May 31, 2015, for any derivative type that was held during the period is as follows:

Purchased Options	$346,832
Written Options	(172,530)

The Fund’s use of derivatives during the period ended May 31, 2015, was limited to written options and purchased options.

Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of May 31, 2015:

Location:	Equity Contracts
Asset derivatives:
Total investments, at value	$328,249

Liability derivatives:
Call options written, at value	$(44,049)
Put options written, at value	(101,136)
$(145,185)

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2015

Realized and unrealized gains and losses on derivatives contracts during the period ended May 31, 2015, by the Fund are recorded in the following locations on the Statement of Operations:

Location:	Equity Contracts
Net change in unrealized appreciation (depreciation) on:
Investments	$(18,583)
Written options	27,345
Total net change in unrealized appreciation	$8,762

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at May 31, 2015. These amounts may be collateralized by cash or financial instruments.

	Gross Asset (Liability) as Presented in the Statements of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Assets:
Over-the-counter derivatives*	$328,249	$-	$-	$328,249
Liabilities:
Over-the-counter derivatives*	(145,185)	145,185	-	-

*
Over-the-counter derivatives may consist of purchased and written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Investments.

**
The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Note 7. Federal Income Tax

As of May 31, 2015, distributable earnings (accumulated losses) on a tax basis were as follows:

Unrealized Appreciation	$3,532
Total	$3,532

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
ADDITIONAL INFORMATION
MAY 31, 2015

Investment Advisory Agreement Approval

At the September 12, 2014 Board meeting, the Board, including the Independent Trustees, considered the approval of the initial investment advisory agreement between the Advisor and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Advisor to a due diligence questionnaire circulated on the Board's behalf. The Board also discussed the materials with Independent Trustee counsel and, as necessary, with the Trust's administrator, Atlantic Fund Services. During its deliberations, the Board received an oral presentation from the Advisor, and was assisted by the advice of Independent Trustee counsel. In evaluating the Advisory Agreement for the Fund, the Board reviewed written materials furnished by the Advisor and the administrator, including information regarding the Advisor's personnel, operations and financial condition.

At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services that would be provided to the Fund by the Advisor, including information on the investment performance of the Fund and Advisor; (2) the costs of the services to be provided and projected profitability to the Advisor of its relationship with the Fund; (3) the proposed advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale could be realized as the Fund grow and whether the advisory fee enables each Fund’s investors to share in the benefits of economies of scale; and (5) other benefits anticipated to be received by the Advisor from its relationship with the Fund.

Nature, Extent and Quality of Services

Based on written materials received, a presentation from representatives of the Advisor and a discussion with the Advisor about the Advisor’s personnel, operations and financial condition and with the Trust’s CCO about the Advisor, the Board considered the quality of services provided by the Advisor under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Advisor with principal responsibility for the Fund, noting in particular the personnel’s experience with structured products, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Advisor’s senior management and staff. The Board noted also the complexity of the strategy that the Advisor was proposing to employ with respect to the Fund and that the index-based strategy was considered to be passive in nature.

The Board considered also the adequacy of the Advisor’s resources. The Board noted the Advisor’s representation that the Advisor itself has minimal cash on hand and would rely upon Exceed Investments, LLC, its corporate parent, for financial backing during its implementation and growth stage. Based on the presentation and the materials provided by the Advisor in connection with the Board’s consideration of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement, subject to receipt and satisfactory review of the Advisor’s compliance procedures.

Performance

Recognizing that the Fund is new and has no performance history, the Board did not consider the performance history of the Fund. Instead, the Board considered the Advisor’s back-tested data for the indices on which the Fund is based. The Board noted the defined outcome nature of each strategy and considered the Advisor’s representations regarding the nature of the Fund’s portfolio investments in pursuit of that strategy. The Board also noted the Advisor’s representation that, based on back-tested data, the indices upon which the Fund is based have historically outperformed the S&P 500 Index with less volatility than the Index. Based on the foregoing, the Board concluded that the Advisor’s management of the Fund could benefit the Fund and its shareholders.

Compensation

The Board considered the Advisor’s proposed compensation for providing advisory services to the Fund and analyzed comparative information on fee rates (after fee waivers) and total expenses of the Fund’s relevant Lipper peers. The Board noted that the Advisor’s proposed actual advisory fee rate for the Fund was higher than the median of its Lipper peer group,

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
ADDITIONAL INFORMATION
MAY 31, 2015

but that the actual total expenses for the Fund were lower than those of the median of its Lipper peers. The Board further noted the Advisor’s representation that the proposed cost structure was reasonable in view of the cost structures of certain long/short equity, market neutral, and structured note funds, which were the most representative comparisons available in light of the unique strategy of the Fund. The Board also noted the Advisor’s acknowledgment that the Fund is an index fund, rather than an actively managed fund, and that index funds typically charge lower management fees than actively managed funds. The Board noted, however, the Advisor’s representation that the Fund tracks complex indexes, which is the first of its kind in the mutual fund space, and that the costs incurred in tracking such indexes are higher. In addition, the Board considered the fact that the Fund is designed as a potential substitute investment for, or alternative to, structured notes, which entails significantly higher costs and provide less liquidity. Based on the foregoing, and subject to receipt by the Board of revised Lipper data supporting the analysis presented at the Meeting, the Board concluded that the Advisor’s advisory fee rate to be charged to the Fund was reasonable.

Cost of Services and Profitability

The Board considered that profits to be realized by the Advisor would be a function of the future growth in assets of the Fund and concluded that the costs of the services to be provided and profits to be realized by the Advisor were not a material factor in approving the Advisory Agreement.

Economies of Scale

The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Advisor’s representation that the Fund potentially could benefit from economies of scale as assets grow, but the Advisor was not proposing breakpoints at this time because the Fund had not yet commenced operations and assets under management would need to achieve economies of scale. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement.

Other Benefits

The Board noted the Advisor’s representation that, aside from its contractual advisory fees, it would not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits that would be received by the Advisor from its relationship with the Fund was not a material factor to consider in approving the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (844) 800-5092 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the period from the Fund’s commencement of operations to June 30 will be available, without charge and upon request, by calling (844) 800-5092 and no later than August 31 of this year on the SEC’s website at www.sec.gov.

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
ADDITIONAL INFORMATION
MAY 31, 2015

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, 12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 14, 2015, through May 31, 2015.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	April 14, 2015	May 31, 2015	Period*	Ratio*
Investor Shares
Actual	$1,000.00	$1,001.00	$1.88	1.46%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.65	$7.34	1.46%
Institutional Shares
Actual	$1,000.00	$1,002.00	$1.56	1.21%
Hypothetical (5% return before taxes)	$1,000.00	$1,018.90	$6.09	1.21%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except for the Fund’s actual return information which reflects the 47-day period between April 14, 2015, the commencement of operations, through May 31, 2015).

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	6/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	6/29/15

By	/s/ Jessica Chase
Karen Shaw, Principal Financial Officer
Date	6/29/15